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                            PAINEWEBBER MUTUAL FUNDS
                             PROSPECTUS SUPPLEMENT

                                                                   July 12, 1999

Dear Investor,

    This is a supplement to the prospectuses of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you of a special waiver of the contingent deferred sales charge that usually is charged when investors sell their Fund shares.

    Effective immediately and until September 30, 1999, investors who are non-resident aliens will be able to sell their Fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The Fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the Fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries.

    For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.

    - PAINEWEBBER BOND FUNDS
     High Income Fund
     Investment Grade Income Fund
     Low Duration U.S. Government Income Fund
     Strategic Income Fund
     U.S. Government Income Fund

    - PAINEWEBBER TAX-FREE BOND FUNDS
     California Tax-Free Income Fund
     Municipal High Income Fund
     National Tax-Free Income Fund
     New York Tax-Free Income Fund

    - PAINEWEBBER ASSET ALLOCATION FUNDS
     Balanced Fund
     Tactical Allocation Fund

    - PAINEWEBBER STOCK FUNDS
     Financial Services Growth Fund
     Growth Fund
     Growth and Income Fund
     Mid Cap Fund
     Small Cap Fund
     S&P 500 Index Fund
     Tax-Managed Equity Fund
     Utility Income Fund

    - PAINEWEBBER GLOBAL FUNDS
     Asia Pacific Growth Fund
     Emerging Markets Equity Fund
     Global Equity Fund
     Global Income Fund

    - PAINEWEBBER MONEY MARKET FUND

    - PAINEWEBBER FUNDS OF FUNDS
     Aggressive Portfolio
     Moderate Portfolio
     Conservative Portfolio